Summary of Significant Accounting Policies (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	May 17, 2023 shares	Jan. 01, 2023 USD ($)	Nov. 20, 2019 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Shareholders’ equity amount		$ 507
Invested amount			$ 290
Total investment percentage			5.00%
Private warrants price per share (in Dollars per share) | $ / shares				$ 629
Price per share (in Dollars per share) | $ / shares				$ 11.5
Deferred revenue				$ 3,050		$ 3,569
Deferred revenue recognized amount				3,569		1,901	$ 1,053
Local PRC government authorities amount				4,959		3,753	1,897
Value-added tax deduction				4,733		3,426	1,729
High-tech enterprises				$ 226		$ 327	$ 168
Earnout Shares (in Shares) | shares	4,800,000			1,600,000	1,600,000
Assets								$ 972
Liabilities								$ 939
Underpayment of taxes				$ 14,358	¥ 100,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Private warrants price per share (in Dollars per share) | $ / shares				$ 3.78
SunCar [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage				100.00%